REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
REVENUE.
Schedule of revenue

	2018	2017	2016
Year ended 31 December	US$’000	US$’000	US$’000
Oil revenue	140,232	89,136	57,296
Natural gas revenue	12,025	8,743	4,937
Natural gas liquid ("NGL") revenue	12,668	6,520	4,376
Total revenue	164,925	104,399	66,609